Material related party transactions - Key management personnel compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Material related party transactions
Short-term employee benefits	¥ 13,069	¥ 13,018	¥ 8,795
Equity-settled share-based payment expenses	718		39,727
Total	¥ 13,787	¥ 13,018	¥ 48,522